Note C - Securities - Securities Available-for-sale With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less than 12 Months - Fair Value	$ 10,545	$ 44,331
Less than 12 Months - Unrealized Loss	(44)	(531)
12 Months or More - Fair Value	71,298	38,326
12 Months or More - Unrealized Loss	(2,759)	(1,099)
Fair Value	81,843	82,657
Unrealized Loss	(2,803)	(1,630)
US Government-sponsored Enterprises Debt Securities [Member]
Less than 12 Months - Fair Value	1,981	6,910
Less than 12 Months - Unrealized Loss	(1)	(97)
12 Months or More - Fair Value	8,679	6,563
12 Months or More - Unrealized Loss	(214)	(52)
Fair Value	10,660	13,473
Unrealized Loss	(215)	(149)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than 12 Months - Fair Value	8,564	37,421
Less than 12 Months - Unrealized Loss	(43)	(434)
12 Months or More - Fair Value	62,619	31,763
12 Months or More - Unrealized Loss	(2,545)	(1,047)
Fair Value	71,183	69,184
Unrealized Loss	$ (2,588)	$ (1,481)